Significant events - Samarco dam failure (Policies)	6 Months Ended
Dec. 31, 2018
Samarco dam failure [member]
Statement [LineItems]
Key judgements and estimates

Key judgements and estimates

The outcomes of litigation are inherently difficult to predict and significant judgement has been applied in determining which legal claims require recognition of a provision or disclosure of a contingent liability.

The facts and circumstances relating to these cases are regularly evaluated in determining whether a provision for any specific claim is required.

Management have determined that a provision can only be recognised for obligations under the Framework Agreement as at 31 December 2018. It is not yet possible to provide a range of possible outcomes or a reliable estimate of potential future exposures to BHP in connection to the contingent liabilities noted above, given their status.

The provision for Samarco dam failure of US$1.2 billion currently reflects the estimated remaining costs to complete Programs under the Framework Agreement and requires the use of significant judgements, estimates and assumptions. Based on current estimates, it is expected that approximately 55 per cent of remaining costs for Programs under the Framework Agreement will be incurred by December 2020.

The key estimates that may have a material impact upon the provision in the next and future reporting periods include:

•	timing of repealing the fishing ban along the Rio Doce, which is subject to certain regulatory approvals and could impact upon the length of financial assistance payments;

•	number of people eligible for financial assistance and compensation, as changes to geographical boundaries or eligibility criteria could impact estimated future costs;

•	costs to complete resettlement of the Bento Rodrigues, Gesteira and Paracatu communities.

The provision may also be affected by factors including but not limited to:

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potential changes in scope of work and funding amounts required under the Framework Agreement including the impact of the decisions of the Interfederative Committee along with further technical analysis and community participation required under the Preliminary Agreement and Governance Agreement;

•	the outcome of ongoing negotiations with State and Federal Prosecutors, including review of Fundação Renova’s Programs as provided in the Governance Agreement;

•	actual costs incurred;

•	resolution of uncertainty in respect of operational restart;

•	updates to discount and foreign exchange rates;

•	resolution of existing and potential legal claims;

•	the status of the Framework Agreement and the renegotiation process established in the Governance Agreement.

Given these factors, future actual expenditures may differ from the amounts currently provided and changes to key assumptions and estimates could result in a material impact to the provision in the next and future reporting periods.

In addition, while we do not expect any immediate direct financial impact to BHP, the status of the tailings dam failure at Vale’s Feijão mine in Brumadinho will be monitored for possible impacts on the provision, contingent liabilities and Samarco’s operations.